CONVERTIBLE PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Q S I Operations Inc
CONVERTIBLE PREFERRED STOCK

7. CONVERTIBLE PREFERRED STOCK

The Company has issued five series of Convertible Preferred Stock, Series A through Series E. The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of the Company as of March 31, 2021 and December 31, 2020:

March 31, 2021
					Total
	Year of	Issuance		Shares	Proceeds or			Initial Liquidation
	Class	Price per	Shares	Issued and	Exchange	Issuance	Net Carrying	Price per
Class	Issuance	share	Authorized	Outstanding	Value	Costs	Value	share
Series A	2013	$0.04	25,000,000	25,000,000	$1,000	$—	$1,000	$0.80
Series B	2015	0.80	31,250,000	31,250,000	25,000	—	25,000	0.80
Series C	2015-2016	4.61	8,164,323	8,164,323	37,638	328	37,310	4.61
Series D	2017	4.71	12,738,853	12,738,853	60,000	414	59,586	4.71
Series E	2018 - 2020	5.36	14,925,373	13,636,092	73,089	175	72,914	5.36
			92,078,549	90,789,268

December 31, 2020
					Total
	Year of	Issuance		Shares	Proceeds or			Initial Liquidation
	Class	Price per	Shares	Issued and	Exchange	Issuance	Net Carrying	Price per
Class	Issuance	share	Authorized	Outstanding	Value	Costs	Value	share
Series A	2013	$0.04	25,000,000	25,000,000	$1,000	$—	$1,000	$0.80
Series B	2015	0.80	31,250,000	31,250,000	25,000	—	25,000	0.80
Series C	2015-2016	4.61	8,164,323	8,164,323	37,638	328	37,310	4.61
Series D	2017	4.71	12,738,853	12,738,853	60,000	414	59,586	4.71
Series E	2018 - 2020	5.36	14,925,373	13,636,092	73,089	171	72,918	5.36
			92,078,549	90,789,268

7.     CONVERTIBLE PREFERRED STOCK

The Company has issued five series of Convertible Preferred Stock, Series A through Series E. The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of the Company as of December 31, 2020 (in thousands, except share and per share information):

								Initial
				Shares Issued	Total Proceeds			Liquidation
	Year of	Issuance Price	Shares	and	or Exchange	Issuance	Net Carrying	Price
Class	Issuance	per share	Authorized	Outstanding	Value	Costs	Value	per share
Series A	2013	$0.04	25,000,000	25,000,000	$1,000	$—	$1,000	$0.80
Series B	2015	0.80	31,250,000	31,250,000	25,000	—	25,000	0.80
Series C	2015 – 2016	4.61	8,164,323	8,164,323	37,638	328	37,310	4.61
Series D	2017	4.71	12,738,853	12,738,853	60,000	414	59,586	4.71
Series E	2018 – 2020	5.36	14,925,373	13,636,092	73,089	171	72,918	5.36
			92,078,549	90,789,268

The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of the Company as of December 31, 2019 (in thousands, except for share and per share information):

								Initial
				Shares Issued	Total Proceeds			Liquidation
	Year of	Issuance Price	Shares	and	or Exchange	Issuance	Net Carrying	Price
Class	Issuance	per share	Authorized	Outstanding	Value	Costs	Value	per share
Series A	2013	$0.04	25,000,000	25,000,000	$1,000	$—	$1,000	$0.80
Series B	2015	0.80	31,250,000	31,250,000	25,000	—	25,000	0.80
Series C	2015 – 2016	4.61	8,164,323	8,164,323	37,638	328	37,310	4.61
Series D	2017	4.71	12,738,853	12,738,853	60,000	414	59,586	4.71
Series E	2018 – 2019	5.36	7,233,604	7,048,394	37,779	120	37,659	5.36
			84,386,780	84,201,570

The powers, preferences, rights, qualifications, limitations and restrictions of the shares of Convertible Preferred Stock are as follows:

Dividends

Dividends shall accrue to holders of the Convertible Preferred Stock at the rate of 8% of the original issue price for the applicable series of Convertible Preferred Stock, per annum subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization, reclassification and other similar events payable only when, and if, declared by the Board. The right to receive dividends on Convertible Preferred Stock are not cumulative, and therefore, if not declared in any year, the right to such dividends shall terminate and shall not carry forward into the next year. There have been no dividends declared to date.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary or a deemed liquidation event (which includes a merger, the sale of all of the Company’s assets, or a change of control) (each a “Liquidation Event”), the holders of the Convertible Preferred Stock are entitled to be paid out of the assets of the Company available for distribution to stockholders, pari passu, at  a liquidation price per share equal to the greater of: (1) the Initial Liquidation Price of such Convertible Preferred Stock, plus any declared and unpaid dividends or (2) an amount that would have been payable had all the shares of the Convertible Preferred Stock been converted into the Common Stock. These payments will be made to or set aside prior to the holders of shares of any other class or series of capital stock that is not, by its terms, senior to the Convertible Preferred Stock.

Voting Rights

The holders of shares of the Convertible Preferred Stock shall be entitled to vote on all matters on which the holders of shares of the Common Stock shall be entitled to vote.

Each holder of record of shares of Series A Convertible Preferred Stock shall be entitled to ten votes per share of Special-Voting Common Stock into which such Series A Convertible Preferred Stock are convertible, as discussed below under Conversion, on all matters to be voted on by the Company’s stockholders. Each holder of record of shares of Series B Convertible Preferred Stock, Series C Convertible Preferred Stock, Series D Convertible Preferred Stock and Series E Convertible Preferred Stock shall be entitled to one vote per share of Common Stock into which such Series B Convertible Preferred Stock, Series C Convertible Preferred Stock, Series D Convertible Preferred Stock, and Series E Convertible Preferred Stock are convertible, as discussed below under Conversion, on all matters to be voted on by the Company’s stockholders. The holders of Convertible Preferred Stock and the holders of Common Stock shall vote together and not as separate classes. There shall be no series voting.

Conversion

Each share of Series A Convertible Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of Special-Voting Common Stock ona1 to1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional common shares for no consideration or consideration less than the conversion price of the Series A Convertible Preferred Stock. Each share of Series B Convertible Preferred Stock, Series C Convertible Preferred Stock, Series D Convertible Preferred Stock and Series E Convertible Preferred Stock shall be convertible, at the option of the holder, at any time after the date of issuance into shares of Common Stock ona1 to1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional common shares for no consideration or consideration less than the conversion price of the respective series of Convertible Preferred Stock, which is equal to the original issuance price for each series of Convertible Preferred Stock.

Upon the earlier to occur of (i) election of the Convertible Preferred Stock by (A) the consent or vote of the majority holders of the Convertible Preferred Stock (voting together as a single class and not as separate series, and on an as-converted basis) and (B) the consent or vote of the majority holders of Series C Convertible Preferred Stock, Series D Convertible Preferred Stock and Series E Convertible Preferred Stock (voting together as a single class, and on an as-converted basis) or (ii) the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933 covering the offer and sale of shares of Common Stock in which the aggregate gross proceeds to the Corporation are at least $80,000 at a public offering price per share equal to at least three times the Series D Convertible Preferred Stock Conversion Price of $4.71 (1) each share of Series A Convertible Preferred Stock shall automatically be converted into shares of Special-Voting Common Stock ona1 for 1 basis, (2) each share of Series B Convertible Preferred Stock shall automatically be converted into Common Stock ona1 for1 basis, (3) each share of Series C Convertible Preferred Stock shall automatically be converted into Common Stock ona1 for1 basis, (4) each share of Series D Convertible Preferred Stock shall automatically be converted into Common Stock on a 1 for 1 basis and (5) each share of Series E Convertible Preferred Stock shall automatically be converted into Common Stock ona1 for1 basis.